Variable interest entities	12 Months Ended
Dec. 31, 2022
Variable interest entities
Variable interest entities

Note 23 - Variable interest entities

The following table presents the summarized financial information about the Company’s consolidated VIEs which are included in the Consolidated Balance Sheets as of December 31, 2022 and 2021 and in the Consolidated Statement of Operations for the years ended December 31, 2022 and 2021. All of these entities were determined to be VIEs as the Company possesses the power to direct activities through MSAs or financing arrangements.

The following table presents summarized financial information about the Company’s VIEs as of and for the years ended December 31, 2022 and 2021:

	As of December 31,
	2022			2021
	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other Immaterial VIEs	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other VIEs
Included in Consolidated Balance Sheets:
Current assets	$21,146	$13,922	$4,719	$24,768	$12,900	$2,991
Non-current assets	32,932	5,762	9,233	31,526	7,113	10,402
Current liabilities	46,780	21,259	5,651	45,710	18,876	6,631
Non-current liabilities	3,952	735	6,094	4,161	1,277	4,239
Equity attributable to Curaleaf Holdings, Inc.	3,346	(2,310)	2,207	6,423	(140)	2,523

	Year ended December 31,
	2022			2021
	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other Immaterial VIEs	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other VIEs
Included in Consolidated Statements of Operations:
Revenues	$15,795	$10,319	$12,843	$10,893	$9,765	$7,436
Net loss	(2,663)	(2,098)	1,361	(1,488)	(2,273)	1,700
Less: Net loss attributable to non-controlling interest	-	-	-	-	-	-
Net loss attributable to Curaleaf Holdings, Inc.	(2,663)	(2,098)	1,361	(1,488)	(2,273)	1,700

Other VIEs

As of December 31, 2022, VIEs included in the Other VIEs are CLF MD Processing and LLC and Broad Horizon Holdings, LLC. As of December 31, 2021, the VIE included in the Other VIEs is CLF MD Processing, LLC.